World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2015

Dates Covered
Collections Period	05/01/15 - 05/31/15
Interest Accrual Period	05/15/15 - 06/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/15	96,599,042.26	12,154
Yield Supplement Overcollateralization Amount at 04/30/15	944,110.41	0
Receivables Balance at 04/30/15	97,543,152.67	12,154
Principal Payments	6,403,628.90	328
Defaulted Receivables	257,959.94	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/15	828,103.51	0
Pool Balance at 05/31/15	90,053,460.32	11,808

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Pool Factor	12.16%

Prepayment ABS Speed	1.21%

Overcollateralization Target Amount	7,242,800.30
Actual Overcollateralization	7,242,800.30

Weighted Average APR	4.38%
Weighted Average APR, Yield Adjusted	5.65%
Weighted Average Remaining Term	22.87

Delinquent Receivables:
Past Due 31-60 days	2,497,405.93	232
Past Due 61-90 days	466,003.82	46
Past Due 91 + days	71,300.54	10
Total	3,034,710.29	288

Total 31+ Delinquent as % Ending Pool Balance	3.37%

Recoveries	134,597.13

Aggregate Net Losses/(Gains) - May 2015	123,362.81
Current Net Loss Ratio (Annualized)	1.52%

Cumulative Net Loss as a % Aggregate Starting Principal Balance	1.04%

Flow of Funds	$ Amount

Collections	6,912,681.89
Advances	1,030.13
Investment Earnings on Cash Accounts	1,080.63
Servicing Fee	(81,285.96)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	6,833,506.69

Distributions of Available Funds
(1) Class A Interest	77,764.26
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,545,581.94
(7) Distribution to Certificateholders	178,492.04
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	6,833,506.69

Servicing Fee	81,285.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 05/15/15	89,356,241.96
Principal Paid	6,545,581.94
Note Balance @ 06/15/15	82,810,660.02

Class A-1
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-2
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-3
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-4
Note Balance @ 05/15/15	70,163,241.96
Principal Paid	6,545,581.94
Note Balance @ 06/15/15	63,617,660.02
Note Factor @ 06/15/15	72.6801476%

Class B
Note Balance @ 05/15/15	19,193,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	19,193,000.00
Note Factor @ 06/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	109,432.71
Total Principal Paid	6,545,581.94
Total Paid	6,655,014.65

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.33000%
Interest Paid	77,764.26
Principal Paid	6,545,581.94
Total Paid to A-4 Holders	6,623,346.20

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1552845
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.2881496
Total Distribution Amount	9.4434341

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.8884196
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	74.7801572
Total A-4 Distribution Amount	75.6685768

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/15	22,367.07
Balance as of 05/31/15	23,397.20
Change	1,030.13

Reserve Account
Balance as of 05/15/15	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	-
Balance as of 06/15/15	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07